COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10 - COMMITMENT AND CONTINGENT LIABILITIES:

a.	Commitment

In March 2010, the Company entered into a license agreement to use a stent design ("MGuard PrimeTM"). Pursuant to the agreement, the licensor is entitled to receive royalty payments of 7% of net sales outside the United States and, for sales within the United States, royalty payments as follows: 7% of net sales for the first $10,000,000 of net sales and 10% of net sales for net sales exceeding $10,000,000.

On October 20, 2012, the Company, InspireMD Ltd. and the licensor entered into the First Amendment to License Agreement, which amended the license agreement described above. Pursuant to the amendment, amongst other things, the licensor agreed to reduce the royalty owed with respect to sales of MGuard PrimeTM to 2.9% of all net sales both inside and outside the U.S. in exchange for (i) InspireMD Ltd. waiving $85,000 in regulatory fees for the CE Mark that are owed by the licensor to InspireMD Ltd., (ii) InspireMD Ltd. making full payment of royalties in the amount of $205,587 due to the licensor as of September 30, 2012 and (iii) 215,000 shares of the Company's common stock, that were valued at the closing price of the common stock on October 19, 2012 at $8.20 per share. The total amount paid to the licensor was valued at $1,848,000, inclusive of the shares issued as well as the $85,000 waiver, and was allocated as follows: $930,000 was allocated to royalties buyout and $918,000 was allocated to "research and development" expenses based on the MGuard PrimeTM registration status in the various territories. The royalties buyout will be amortized over the estimated useful lives of the royalties buyout to "Cost of Revenues" in the Consolidated Statements of Operations.

b.	Litigation

In February 2011, a third party threatened to seek damages from the Company in connection with certain finders' fees that it claimed were owed. The claimant is seeking approximately $1 million. To date, no lawsuit has been filed and the Company has not accrued an expense in connection with this matter because the Company's management, after considering the views of its legal counsel as well as other factors, believes that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In February 2011, a service provider filed a claim against the Company for $327,000 in the Magistrate's Court in Tel Aviv, claiming a future success fee and commission for assistance in finding the Company's distributor in Brazil. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $327,000 in the financial statements in the first quarter of 2011. The related expense has been recorded to "General and administrative" within the Consolidated Statements of Operations. On October 5, 2011, the Company filed a counter claim against the plaintiff in the amount of $29,000. Following the first court evidence hearing held on January 20th, 2013, the parties reached a settlement agreement which provides that in consideration of the mutual waiver by the parties of all their claims against each other and their shareholders, officers and employees, the Company shall pay to the plaintiff $50,000. Accordingly, as of December 31, 2012, the provision was modified to $50,000.

In August 2011, a former senior employee submitted to the Regional Labor Court in Tel Aviv a claim against the Company for (i) compensation of $118,000 and (ii) a declaratory ruling that he is entitled to exercise 121,742 options to purchase shares of the Company's common stock at an exercise price of $0.004 per share, of which, 20,290 options were not disputed by the Company. On October 21, 2012, the former senior employee exercised 20,290 options. After considering the views of its legal counsel as well as other factors, the Company's management believes that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In November 2011, a former service provider of InspireMD Ltd. filed a claim with the Magistrate Court in Tel Aviv against the Company, InspireMD Ltd. and the Company's former President and former CEO for a declaratory ruling that it is entitled to convert options to purchase 13,650 of InspireMD Ltd.'s ordinary shares at an exercise price of $3.67 per share into options to purchase 27,696 shares of the Company's common stock at an exercise price of $1.80 per share, and to convert options to purchase 4,816 of InspireMD Ltd.'s ordinary shares at an exercise price of $10 per share into options to purchase 9,772 shares of the Company's common stock at an exercise price of $4.92 per share. On July 30, 2012, the parties held a mediation which resulted in a settlement agreement, pursuant to which the Company paid $7,000 plus value added taxes to the plaintiff and the plaintiff waived all of his claims to any options and agreed to the irrevocable dismissal of the above mentioned claim. On August 5, 2012, the court approved the settlement and dismissed the claim.

In December 2011, a statement of claim against the Company was submitted by an alleged finder of the Company, regarding options to purchase 146,089 shares of the Company's common stock. The Company filed its defense in this case on March 11, 2012. Mediation procedures have not resulted in a settlement agreement between the parties. A court hearing to hear the evidences in this case is set for February 27, 2013. After considering the views of its legal counsel as well as other factors, the Company's management believes that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In July 2012, a purported assignee of options in InspireMD Ltd. submitted a statement of claim against the Company, InspireMD Ltd., and the Company's former CEO and former President for a declaratory and enforcement order that it is entitled to options to purchase 83,637 shares of the Company's common stock at an exercise price of $0.76 per share. A first hearing of this claim was set for February 21, 2013. After considering the views of its legal counsel as well as other factors, the Company's management believes that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In December 2012, a former service provider of InspireMD GmbH filed a claim with the Labor Court in Buenos Aires, Argentina in the amount of $193,378 plus interest (6% in dollars or 18.5% in pesos), social benefits, legal expenses and fees (25% of the award) against InspireMD Ltd. and InspireMD GmbH. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $250,000 in the financial statements for the quarter ended December 31, 2012. The related expense has been recorded to "General and administrative" within the Consolidated Statements of Operations. The Company's management estimates that the ultimate resolution of this matter could result in a loss of up to $80,000 in excess of the amount accrued.

In December 2012, the State of Israel issued a criminal complaint to InspireMD Ltd., the Company's former CEO, former President, and Vice President of Research and Development, alleging that the Company failed to operate its production facilities under an appropriate business license. On January 31, 2013, the Company received the business license and is currently seeking a dismissal of the criminal complaint. The Company does not expect that this action by the State of Israel will result in any material liability to either the Company or the named individuals.

c.	Liens and pledges

As of December 31, 2012, the Company had fixed liens aggregating $93,000 to bank Mizrahi and bank Leumi in connection with the Company's credit cards.

The Company's obligations under the 2012 Convertible Debentures are secured by a first priority perfected security interest in all of the assets and properties of the Company and InspireMD Ltd., including the stock of InspireMD Ltd. and InspireMD GmbH.

NOTE 9 - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:
1)	The Company is a party to two lease agreements for its facilities, which expire in March 2014 and December 2014. The Company has the option, under both agreements, to extend the agreements for two additional two year periods, for a total of four years each.

Rent expense included in the Consolidated Statements of Operations totaled approximately $167 for the six month period ended June 30, 2012, and $119 thousand, $131 thousand and $126 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

As of June 30, 2012, the aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended June 30:
2013	$345
2014	320
2015	122
$787
2)	The Company leases its motor vehicles under non-cancelable operating lease agreements.

As of June 30, 2012, the aggregate future minimum lease obligations for motor vehicles under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended June 30:
2013	$58
2014	46
2015	22
$126
b.	License Agreement:

In March 2010, the Company entered into a new license agreement to use MGuard Prime, a unique stent design developed by an American company owned by a former director of InspireMD Ltd. According to the agreement, the licensor is entitled to receive 7% royalties for sales outside the U.S. and inside the U.S. as follows: 7% royalties for the first $10 million of net sales and 10% royalties for net sales exceeding the first $10 million. Royalties accrued for these sales are included in "Accounts payable and accruals - Other." Royalties expenses for the six month period ended June 30, 2012 and the year ended December 31, 2011 amounted to $136 thousand and $39 thousand, respectively.

c.	Liens and pledges
1)	The Company's obligations under the 2012 Convertible Debentures (Note 6) are secured by a first priority perfected security interest in all of the assets and properties of the Company and InspireMD Ltd., including the stock of InspireMD Ltd. and InspireMD GmbH.
2)	As of June 30, 2012, the Company had fixed liens amounting to $37 thousand to Bank Mizrahi in connection with the Company's credit cards.
d.	Litigation:

The Company is a party to various claims arising in the ordinary course of its operations in the aggregate amount of $10 thousand. The Company has not recorded an expense provision related to damages in connection with these matters because management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In February 2011, representatives of a third party indicated that they intended to seek damages from the Company in connection with certain finders' fees that they claim are owed to them. The claimants' demand was for approximately $1 million. The claimants' most recent settlement demand, conveyed in April 2011, was for a total of $250 thousand in cash and 62,500 shares of the Company common stock. To date, no lawsuit has been filed and the Company has not accrued a provision in connection with this matter because the Company's management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In November 2010, a former senior employee submitted a claim against the Company in the total amount of $430 thousand and options to purchase 507,256 shares of the Company's common stock at an exercise price of $0.004 per share in the Magistrate's Court in Tel Aviv, claiming unpaid back wages and commissions. The fair value of those options was valued using the Black-Scholes valuation model at $2.5 million as of the period he claimed to be entitled to the options. In June 2012, the parties reached a settlement agreement for a payment of $88 thousand by the Company to the plaintiff and following the a mutual petition filed by the parties, on July 6, 2012 the Labor Court dismissed the claim. As of June 30, 2012, a provision of $88 thousand was included in the Company's Consolidated Financial Statements.

In November 2010, an alleged founder and former legal advisor of the Company submitted a claim against the Company for options to purchase 124,014 shares of the Company's common stock at an exercise price of $0.004 per share in the Magistrate's Court in Tel Aviv. The fair value of those options was estimated using the Black-Scholes valuation model at $134 thousand as of the grant date. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also, during this time, the Company had discussions with the plaintiffs on an informal basis. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a share-based compensation expense of $134 thousand in 2006, in respect of services allegedly provided in 2005 and 2006.

In November 2010, a former legal advisor of the Company submitted in the Magistrate's Court in Tel Aviv a claim against the Company in the total amount of $53 thousand due to an alleged breach of employment promise. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also during this time, the Company had discussions with the plaintiff on an informal basis. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $53 thousand in 2006.

With respect to the two claims against the Company submitted by an alleged founder and former legal advisor of the Company in November 2010, described above, following a mediation held in January 2012, the parties reached the following settlement agreement: (i) the plaintiff shall be the owner of options to purchase 48,697 shares of common stock of the Company and withdraw their claim for the remaining 75,318 options; and (ii) the Company would withdraw its counterclaim against the plaintiff. In January 2012, the District Court in Tel Aviv approved the settlement and a corresponding judgment was given by the court. Following the settlement agreement, as of December 31, 2011, the provision in the amount of $53 thousand was reversed.

In February 2011, a service provider submitted a claim against the Company in the amount of $327 thousand in the Magistrate's Court in Tel Aviv, claiming a future success fee and commission for assistance in finding the Company's distributor in Brazil. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $327 thousand in the financial statements in the first quarter of 2011. The related expense has been recorded to "General and administrative" within the Consolidated Statements of Operations. On October 5, 2011, the Company filed a counter claim against the plaintiff in the amount of $29 thousand.

In August 2011, a former senior employee submitted to the Regional Labor Court in Tel Aviv a claim against the Company for (i) compensation of $118 thousand and (ii) a declaratory ruling that he is entitled to exercise 121,742 options to purchase shares of the Company's common stock at an exercise price of $0.004 per share. After consulting with its legal advisor, the Company is unable to assess the probable outcome of this claim.

In November 2011, a previous service provider of InspireMD Ltd. submitted to the Magistrate Court in Tel Aviv a claim against the Company, InspireMD Ltd. and the Company's President and the Company's CEO for a declaratory ruling that it is entitled to convert options to purchase 13,650 of InspireMD Ltd.'s ordinary shares at an exercise price of $3.67 per share into options to purchase 27,696 shares of the Company's common stock at an exercise price of $1.80 per share, and to convert options to purchase 4,816 of InspireMD Ltd.'s ordinary shares at an exercise price of $10 per share into options to purchase 9,772 shares of the Company's common stock at an exercise price of $4.92 per share. On July 30, 2012, the parties held a mediation which resulted in a settlement agreement according to which the Company paid $7 thousand plus value added taxes to the plaintiff and the plaintiff waived all of his claims to any options and agreed to the irrevocable dismissal of the above mentioned claim. On August 5, 2012, the court approved the settlement and dismissed the claim.

In December 2011, a statement of claim against the Company was submitted by an alleged finder of the Company, regarding 146,089 options to purchase the Company's shares. The Company filed its defense in this case on March 11, 2012. The Company and the plaintiff agreed to refer the case to mediation. A second hearing in this case was set for September 20, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.

In July 2012, a purported assignee of options in InspireMD Ltd. submitted a statement of claim against the Company, InspireMD Ltd., and the Company's CEO and former President for a declaratory and enforcement order that it is entitled to options to purchase 83,637 shares of the Company's common stock at an exercise price of $0.76 per share. The Company must file its defense to the abovementioned claim by September 30, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.